EMPLOYEE BENEFIT PLANS (Details) (USD $)	0 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Aug. 30, 2012
EMPLOYEE BENEFIT PLANS
Qualification age of employees for participation in the savings plan (in years)		21 years			21 years
Minimum service in first twelve months of employment for eligibility (in hours)		1000 hours			1000 hours
Initial period of employment for eligibility (in months)		12 months			12 months
Negative prior service cost recorded due to revision of plan	$ 15,197,000
Amortization period over which prior service cost will be amortized	9 years
Components of net periodic benefit cost:
Net periodic benefit cost (credit)		(17,917,000)	(855,000)
Changes in other comprehensive loss
Net (gain) loss				(7,279,000)	13,543,000	(4,510,000)
Net prior service credit		(746,000)				(9,271,000)
Allocated tax expense					(7,264,000)	(15,532,000)
Net periodic benefit cost (credit)		(17,917,000)	(855,000)
Change in benefit obligation:
Increase in pension and postretirement benefit liabilities as a result of using the updated mortality assumptions					6,658,000
Amounts recognized in the Balance Sheet:
Accrued expenses and other liabilities	(766,000)				(781,000)	(766,000)
Other long-term liabilities	(30,177,000)				(48,436,000)	(30,177,000)
Weighted-average assumptions used to determine net periodic benefit cost
Assumed annual rate of covered health care benefits (as a percent)					7.00%
Assumed annual rate of covered health care benefits for 2019 (as a percent)					5.00%
Increase in the accumulated postretirement benefit obligation due to one-percentage-point increase in the assumed health care cost trend rate					60,000
Increase in the aggregate of the service and interest cost components of postretirement expense due to one-percentage-point increase in the assumed health care cost trend rate					2,000
Decrease in the accumulated postretirement benefit obligation due to one-percentage-point increase in the assumed health care cost trend rate					88,000
Increase the aggregate of the service and interest cost components of postretirement expense due to one-percentage-point increase in the assumed health care cost trend rate					4,000
Predecessor
Changes in other comprehensive loss
Net prior service credit							(771,000)
Pension Benefits
Components of net periodic benefit cost:
Service cost				59,000		180,000
Interest cost		1,069,000	1,152,000	1,484,000	4,609,000	4,513,000
Expected return on plan assets		(1,166,000)	(1,307,000)	(1,442,000)	(5,230,000)	(4,707,000)
Amortization of net gain		11,000	(259,000)		(1,034,000)
Settlement gain		287,000		(15,000)	(3,575,000)
Net periodic benefit cost (credit)		201,000	(414,000)	86,000	(1,655,000)	(14,000)
Changes in other comprehensive loss
Net (gain) loss					21,641,000	(12,537,000)
Amortization of net gain (loss)					1,034,000
Allocated tax expense					(8,843,000)	8,442,000
Total recognized in other comprehensive income					13,832,000	(4,095,000)
Net periodic benefit cost (credit)		201,000	(414,000)	86,000	(1,655,000)	(14,000)
Total recognized in net periodic benefit cost and other comprehensive income					12,177,000	(4,109,000)
Change in benefit obligation:
Benefit obligation at beginning of period		113,955,000	98,883,000		98,883,000	109,718,000
Service cost				59,000		180,000
Interest cost		1,069,000	1,152,000	1,484,000	4,609,000	4,513,000
Actuarial (gain) loss					23,532,000	(10,022,000)
Benefits paid					(2,247,000)	(5,408,000)
Administrative expenses					(81,000)	(98,000)
Settlement paid					(7,166,000)
Settlement gain		287,000		(15,000)	(3,575,000)
Benefit obligation at end of period	98,883,000			109,718,000	113,955,000	98,883,000
Change in plan assets:
Fair value of plan assets at beginning of period		70,424,000	73,658,000		73,658,000	68,219,000
Actual return on plan assets gain					3,546,000	7,223,000
Employer contribution					2,714,000	3,722,000
Benefits paid					(2,247,000)	(5,408,000)
Administrative expense					(81,000)	(98,000)
Settlement					(7,166,000)
Fair value of plan assets at end of period	73,658,000			68,219,000	70,424,000	73,658,000
Net liability for benefit cost: Funded status	(25,225,000)				(43,531,000)	(25,225,000)
Amounts recognized in the Balance Sheet:
Accrued expenses and other liabilities	(154,000)				(152,000)	(154,000)
Other long-term liabilities	(25,071,000)				(43,379,000)	(25,071,000)
Net liability recognized	(25,225,000)				(43,531,000)	(25,225,000)
Aggregate accumulated benefit obligation	(98,883,000)			(109,718,000)	(113,955,000)	(98,883,000)
Pension plans with accumulated benefit obligations and projected benefit obligations in excess of plan assets
Aggregated accumulated benefit obligation	(98,883,000)				(113,955,000)	(98,883,000)
Aggregated projected benefit obligation	(98,883,000)				(113,955,000)	(98,883,000)
Aggregated fair value of plan assets	73,658,000				70,424,000	73,658,000
Amounts recognized in accumulated other comprehensive income
Net actuarial (gain) loss	(12,537,000)				21,641,000	(12,537,000)
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)	4.73%				3.80%	4.73%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate (as a percent)				3.99%	4.73%	4.17%
Weighted average expected long-term return on plan assets (as a percent)				7.27%	7.81%	7.27%
Pension Benefits | Expected
Amounts in accumulated other comprehensive income expected to be recognized in components of net periodic pension cost
Net actuarial gain					45,000
Pension Benefits | Predecessor
Components of net periodic benefit cost:
Service cost							76,000
Interest cost							1,962,000
Expected return on plan assets							(1,811,000)
Amortization of net gain							899,000
Net periodic benefit cost (credit)							1,126,000
Changes in other comprehensive loss
Net periodic benefit cost (credit)							1,126,000
Change in benefit obligation:
Service cost							76,000
Interest cost							1,962,000
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate (as a percent)							4.86%
Weighted average expected long-term return on plan assets (as a percent)							7.27%
Other Benefits Net of Medicare Part D Adjustment
Components of net periodic benefit cost:
Service cost		2,000	9,000	61,000	36,000	195,000
Interest cost		7,000	53,000	306,000	214,000	870,000
Amortization of net gain		(2,797,000)	(87,000)		(348,000)	(78,000)
Amortization of prior service credit		(2,888,000)	(416,000)		(1,665,000)
Settlement gain		(575,000)
Net periodic benefit cost (credit)		(18,118,000)	(441,000)	367,000	(1,763,000)	987,000
Changes in other comprehensive loss
Net (gain) loss					561,000	(1,271,000)
Net prior service credit						(15,197,000)
Amortization of net gain (loss)					348,000	78,000
Amortization of prior service credit					1,665,000
Allocated tax expense					(1,003,000)	6,782,000
Total recognized in other comprehensive income					1,571,000	(9,608,000)
Net periodic benefit cost (credit)		(18,118,000)	(441,000)	367,000	(1,763,000)	987,000
Total recognized in net periodic benefit cost and other comprehensive income					(192,000)	(8,621,000)
Change in benefit obligation:
Benefit obligation at beginning of period		5,686,000	5,718,000		5,718,000	22,765,000
Service cost		2,000	9,000	61,000	36,000	195,000
Interest cost		7,000	53,000	306,000	214,000	870,000
Plan participant's contributions					419,000	562,000
Actuarial (gain) loss					561,000	(1,271,000)
Plan amendment						(15,197,000)
Benefits paid					(1,262,000)	(2,206,000)
Settlement gain		(575,000)
Benefit obligation at end of period	5,718,000			22,765,000	5,686,000	5,718,000
Change in plan assets:
Employer contribution					843,000	1,644,000
Plan participant's contributions					419,000	562,000
Benefits paid					(1,262,000)	(2,206,000)
Net liability for benefit cost: Funded status	(5,718,000)				(5,686,000)	(5,718,000)
Amounts recognized in the Balance Sheet:
Accrued expenses and other liabilities	(612,000)				(629,000)	(612,000)
Other long-term liabilities	(5,106,000)				(5,057,000)	(5,106,000)
Net liability recognized	(5,718,000)				(5,686,000)	(5,718,000)
Aggregate accumulated benefit obligation	(5,718,000)			(22,765,000)	(5,686,000)	(5,718,000)
Amounts recognized in accumulated other comprehensive income
Net actuarial (gain) loss	(1,271,000)				561,000	(1,271,000)
Prior service credit	(15,197,000)					(15,197,000)
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)	4.00%				3.37%	4.00%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate (as a percent)				3.65%	4.00%	3.90%
Other Benefits Net of Medicare Part D Adjustment | Expected
Amounts in accumulated other comprehensive income expected to be recognized in components of net periodic pension cost
Net actuarial gain					(284,000)
Net prior service credit					(1,665,000)
Other Benefits Net of Medicare Part D Adjustment | Predecessor
Components of net periodic benefit cost:
Service cost							74,000
Interest cost							435,000
Amortization of net gain							88,000
Amortization of prior service credit							(448,000)
Net periodic benefit cost (credit)							149,000
Changes in other comprehensive loss
Net periodic benefit cost (credit)							149,000
Change in benefit obligation:
Service cost							74,000
Interest cost							$ 435,000
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate (as a percent)							4.42%